Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, consisted of the following:
	As of March 31,
	2025	2024
Software	$609,099	$521,833
Less: accumulated amortization	(525,193)	(483,650)
Intangible assets, net	$83,906	$38,183